Accrued liabilities and provisions (Details) $ in Millions	6 Months Ended
Jun. 30, 2021 COP ($)
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	$ 12,427,730
Update in abandonment costs	(58,793)
Additions (recoveries)	294,067
Uses	(217,549)
Financial cost	143,593
Foreign currency translation	114,939
Transfers	(49,745)
Balance End Period	12,654,242
Current	1,019,076
Non-current	11,635,166
Abandonment and dismantling costs
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	11,239,325
Update in abandonment costs	(58,793)
Additions (recoveries)	(5,663)
Uses	(177,617)
Financial cost	143,593
Foreign currency translation	92,485
Transfers	(2,200)
Balance End Period	11,231,130
Current	761,633
Non-current	10,469,497
Litigations
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	118,139
Additions (recoveries)	206,515
Uses	(1,136)
Foreign currency translation	308
Balance End Period	323,826
Current	30,762
Non-current	293,064
Environmental contingencies and other
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period	1,070,266
Additions (recoveries)	93,215
Uses	(38,796)
Foreign currency translation	22,146
Transfers	(47,545)
Balance End Period	1,099,286
Current	226,681
Non-current	$ 872,605